UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Guzman
Title:    Partner / General Counsel
Phone:    (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            05/08/08
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $753,765
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number                 Name

1.        028-11626                            Indus Partners, LLC
----      ----------------------               ------------------------------


                                                 FORM 13F INFORMATION TABLE
                                                       March 31, 2008

COLUMN 1                    COLUMN 2            COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN7          COULMN 8

                            TITLE OF                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP       (x $1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
--------------              -----               -----       ---------  -------  --- ----  ----------  --------  ----  ------   ----
ANADARKO PETE CORP          COM                 032511107     2395       38000      CALL  SHARED      1           0      38000  0
CHESAPEAKE ENERGY CORP      COM                 165167107     3761       81500            SHARED      1           0      81500  0
CHINA LIFE CO INS           SPON ADR REP H      16939P106     1163       22333            SHARED      1           0      22333  0
CHINA LIFE CO INS           SPON ADR REP H      16939P106    34047      654000      PUT   SHARED      1           0     654000  0
COCA COLA CO                COM                 191216100     5174       85000      CALL  SHARED      1           0      85000  0
CITIGROUP INC(C)            COM                 172967101    41962     1959000            SHARED      1           0    1959000  0
SELECT SECTOR SPDR TR       SBI INT-FINL        81369Y605    56763     2282400      CALL  SHARED      1           0    2282400  0
POWERSHARES QQQ TRUST       UNIT SER 1          73935A104    15739      360000      PUT   SHARED      1           0     360000  0
PETROCHINA CO LTD           SPONSORED ADR       71646E100     5012       40000            SHARED      1           0      40000  0
ISHARES TR                  MSCI EMERG MKT      464287234   113551      845000      PUT   SHARED      1           0     845000  0
ISHARES TR                  RUSSELL 2000        464287655     8537      125000      PUT   SHARED      1           0     125000  0
CONOCOPHILLIPS              COM                 20825C104     4977       65300            SHARED      1           0      65300  0
CONOCOPHILLIPS              COM                 20825C104    19815      260000      CALL  SHARED      1           0     325300  0
ISHARES INC                 MSCI BRAZIL         464286400    34664      450000      PUT   SHARED      1           0     450000  0
RETAIL HOLDRS TR            DEP RCPT            76127U101    11456      125000      PUT   SHARED      1           0     125000  0
MARATHON OIL CORP           COM                 565849106     1961       43000            SHARED      1           0      43000  0
FORTRESS INVESTMENT GROUP   CL A                34958B106     1701      138500            SHARED      1           0     138500  0
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT      55608B105     4562      156600            SHARED      1           0     156600  0
DIAMONDS TR                 UNIT SER 1          252787106    93024      760000      PUT   SHARED      1           0     760000  0
SPDR TR                     UNIT SER 1          78462F103   293501     2224000      PUT   SHARED      1           0    2224000  0
